Statements of Cash Flows (USD $)	6 Months Ended		51 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Activities
Net income (loss)			$ (322,146)
Changes in operating assets and liabilities:
Decrease (Increase) in prepaid office rent	400
Increase (decrease) in accounts payable and accrued expenses	1,405	(5,660)	13,215
Net cash provided (used) by operating activities	(5,030)	(18,901)	(308,931)
Investing Activities
Net cash (used) by investing activities
Financing Activities
Proceeds from issuance of common stock			150,000
Loans from a shareholder	5,000		159,000
Net cash provided (used) by financing activities	5,000		309,000
Increase (decrease) in cash	(30)	(18,901)	69
Cash at beginning of period	99	19,170
Effects of exchange rates on cash
Cash at end of period	69	269	69
Supplemental Disclosures of Cash Flow Information:
Cash paid (received) during year for:Interest
Cash paid (received) during year for:Income taxes